UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sun Valley Gold LLC

Address:  620 Sun Valley Road
          P.O. Box 2759
          Sun Valley, Idaho 83353

13F File Number: 28-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter F. Palmedo
Title:  President of Sun Valley Gold Corporation, the Managing Member
Phone:  208-726-2399


Signature, Place and Date of Signing:


/s/ Peter F. Palmedo        Sun Valley, Idaho             5/15/06
--------------------      -----------------------       -----------------
      [Signature]             [City, State]                 [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

No.       Form 13-F File Number        Name
---      ---------------------         -----

1.        28-11778                     Geologic Resource Partners LLC

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 25

Form 13F Information Table Value Total: $165,078
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


           NONE

                                                         FORM 13F INFORMATION TABLE




COLUMN 1                              COLUMN  2          COLUMN 3   COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7    COLUMN 8

                                      TITLE                         VALUE    SHRS OR   SH/ PUT/  INVSTMT  OTHER  VOTING AUTHORITY
NAME OF ISSUER                        OF CLASS           CUSIP     (X$1000)  PRN AMT   PRN CALL  DISCRTN  MGRS  SOLE    SHARED  NONE
--------------                        --------           -----     --------  -------   --- ----  -------  ----  ----    ------  ----
Anglogold Ashanti Ltd.                SPON ADR           035128206   1,515      28,000 SH        SOLE     NONE     28,000
Aurizon Mines Ltd.                    COM                05155P106   9,190   3,965,000 SH        SOLE     NONE  3,965,000
Barrick Gold Corp.                    COM                067901108   8,693     319,119 SH        SOLE     NONE    319,119
Bema Gold Corp.                       COM                08135F107   9,815   2,215,600 SH        SOLE     NONE  2,215,600
Cambior Inc.                          COM                13201L103   6,032   1,827,119 SH        SOLE     NONE  1,827,119
Cumberland Res. Ltd.                  COM                23077r100   6,574   1,635,400 SH        SOLE     NONE  1,635,400
Eldorado Gold Corp. New               COM                284902103   9,069   1,880,000 SH        SOLE     NONE  1,880,000
Freeport Copper McMoran Copper & Go   CL B               35671d857   4,626      77,400 SH        SOLE     NONE     77,400
Gold Resv Inc                         CL A               38068N108   3,422     580,658 SH        SOLE     NONE    580,658
Golden Star Res Ltd. CDA              COM                38119T104   5,160   1,617,640 SH        SOLE     NONE  1,617,640
Harmony Gold Mng Ltd.                 SPON ADR           413216300   8,034     505,900 SH        SOLE     NONE    505,900
Hecla Mng Co.                         COM                422704106  16,311   2,467,600 SH        SOLE     NONE  2,467,600
IMA Exlporation Inc.                  COM                449664101   5,087   1,652,000 SH        SOLE     NONE  1,652,000
Kimber Res Inc.                       COM                49435N101   6,083   2,032,200 SH        SOLE     NONE  2,032,200
Kinross Gold Corp.                    COM NO PAR         496902404  11,261   1,030,276 SH        SOLE     NONE  1,030,276
Metallica Res Inc.                    COM                59125J104   5,567   1,699,600 SH        SOLE     NONE  1,699,600
Minefinders Ltd.                      COM                602900102  10,326   1,341,400 SH        SOLE     NONE  1,341,400
Miramar Mining Corp.                  COM                60466E100   8,253   2,443,010 SH        SOLE     NONE  2,443,010
Newmont Mining Corp.                  COM                651639106   4,430      85,380 SH        SOLE     NONE     85,380
Pan American Silver Corp.             COM                697900108   1,844      72,600 SH        SOLE     NONE     72,600
Randgold Res Ltd.                     ADR                752344309   9,168     504,556 SH        SOLE     NONE    504,556
Silver Wheaton Corp.                  COM                828336107     332      31,070 SH        SOLE     NONE     31,070
Roodepoort Deep Ltd                   NOTE 6.000% 11/1   266597AB9   2,910   3,000,000 PRN       SOLE     NONE  3,000,000
Royal Gold Inc.                       COM                780287108   5,429     150,000     PUT   SOLE     NONE    150,000
Yamana Gold Inc.                      COM                98462Y100   5,947     646,865 SH        SOLE     NONE    646,865




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